Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest
	December 31,	December 31,
	2022	2021
Beginning Balance	$(1,724,627)	$638,846
Proportionate shares of net loss	(434,873)	(2,334,853)
Foreign currency translation adjustment	10,536	(28,620)
Total	$(2,148,964)	$(1,724,627)